Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Property and Equipment, Net
Total		¥ 24,665,790		$ 8,184,114	¥ 56,822,303
Accumulated depreciation		(8,600,857)		(2,826,227)	(19,622,491)
Property and equipment, net		16,064,933		5,357,887	37,199,812
Depreciation expense	¥ 10,924,678	5,007,143	¥ 2,300,676
Leasehold improvements
Property and Equipment, Net
Total		12,958,381		4,679,825	32,492,026
Furniture, fixtures and equipment
Property and Equipment, Net
Total		8,906,037		2,873,979	19,954,033
Motor Vehicles
Property and Equipment, Net
Total		¥ 2,801,372		$ 630,310	¥ 4,376,244